Trade and other receivables (Details) - INR (₨) ₨ in Millions		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Trade And Other Receivables [Line Items]
Less: Allowance for credit losses		₨ (1,172)	₨ (952)	₨ (861)
Current assets [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, gross		41,041	41,569
Less: Allowance for credit losses		(1,172)	(952)
Trade and other receivables, net		39,869	40,617
Non-current Assets [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, gross	[1]	113	169
Less: Allowance for credit losses		0	0
Trade and other receivables, net		₨ 113	₨ 169

[1]	Represents amounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts are not expected to be realized within twelve months from the end of the reporting date, they are disclosed as non-current.